Other Non-Current Assets - Schedule of Other Non-Current Assets (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Other Non-Current Assets [Abstract]
Prepayment of projects		$ 28,413,048
Prepayments of land leases		545,505
Deposit	60,793	59,333
Total	$ 60,793	$ 29,017,886